Summarised financial information - Additional Information (Details) £ in Millions, $ in Millions, € in Billions		12 Months Ended
	Sep. 27, 2021 EUR (€) BOND	Dec. 31, 2023 GBP (£) BOND	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Jul. 01, 2022 USD ($)	Jul. 28, 2020 USD ($)	Jul. 17, 2019 USD ($)
Disclosure Of Summarised Financial Information [Line Items]
Bonds and notes | £		£ 38,813			£ 41,411
Number of perpetual hybrid bonds issued | BOND	2
Perpetual hybrid bonds | €	€ 1
Contractual obligation | £		£ 60			£ 80
Lorillard Inc
Disclosure Of Summarised Financial Information [Line Items]
Unsecured notes				$ 40.9			$ 22.1
BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Number of perpetual hybrid bonds issued | BOND		2
Perpetual hybrid bonds | €			€ 1
Contractual obligation | £		£ 0
Reynolds American
Disclosure Of Summarised Financial Information [Line Items]
Unsecured notes				$ 7,700.0			$ 6,700.0
Outstanding long-term debt		10.00%	10.00%	10.00%
Registered BATCAP Bonds in Connection with the Acquisition of RAI
Disclosure Of Summarised Financial Information [Line Items]
Bonds Issued, registered portion				$ 9,100.0
Registered BATCAP bonds
Disclosure Of Summarised Financial Information [Line Items]
Bonds and notes						$ 4,600.0		$ 12,150.0
Registered BATIF Bonds
Disclosure Of Summarised Financial Information [Line Items]
Bonds and notes						$ 1,000.0		$ 2,500.0